Note 12 - Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 12 - Concentration of Credit Risk (Details) [Line Items]
Number of Major Customers	3	3	3
Customer 1 [Member]
Note 12 - Concentration of Credit Risk (Details) [Line Items]
Concentration Risk, Percentage	11.00%	11.00%	8.00%
Customer 2 [Member]
Note 12 - Concentration of Credit Risk (Details) [Line Items]
Concentration Risk, Percentage	5.00%	5.00%	4.00%
Customer 3 [Member]
Note 12 - Concentration of Credit Risk (Details) [Line Items]
Concentration Risk, Percentage	5.00%	5.00%	4.00%